Significant Balance Sheet Components - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 23
Less accumulated depreciation	(2)
Total property and equipment, net	21
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 23